UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22049

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

International Income Portfolio

Semi-Annual Shareholder Report April 30, 2025

This semi-annual shareholder report contains important information about the International Income Portfolio (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Global Sovereign Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Income Portfolio	$48	0.94%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$32,883,777
# of Portfolio Holdings (including derivatives)	503
Portfolio Turnover Rate	102%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.7%
Collateralized Mortgage Obligations	7.4%
U.S. Government Agency Mortgage-Backed Securities	9.2%
Short-Term Investments	30.3%
Sovereign Government Bonds	52.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Foreign Currency Exposure (% of net assets)Footnote Reference*

Euro	13.7%
Japan	12.5%
India	7.4%
Iceland	6.1%
Australia	5.9%
Serbia	5.7%
Taiwan	5.6%
Dominican Republic	5.3%
Singapore	4.5%
Other	22.1%
Total Long Exposure	88.8%
Malaysia	(4.5)%
Other	(10.0)%
Total Short Exposure	(14.5)%
Footnote	Description
Footnote*	Currency exposures include all foreign exchange denominated assets and currency derivatives.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Global

Sovereign Opportunities Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2025

II Port.-TSR-SAR

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 8.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust, Series 2022-DNA1, Class M2, 6.854%, (30-day SOFR Average + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,827,891
Government National Mortgage Association, Series 2023-115, Class AL, 6.00%, 8/20/53	1,000	1,035,032
Total Collateralized Mortgage Obligations (identified cost $2,705,532)		$ 2,862,923

Foreign Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)		Value
Paraguay — 0.8%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	1,906,340	$ 259,205
Total Foreign Corporate Bonds (identified cost $280,990)			$ 259,205

Sovereign Government Bonds — 61.6%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.2%
Argentina Treasury Bonds BONCER:
0.00%, 3/31/27	ARS	13,721	$ 14,858
0.00%, 12/15/27	ARS	10,982	14,888
Bono Del Tesoro Nacional Capitalizable en Pesos:
2.15%, 6/30/26	ARS	13,720	11,750
2.60%, 2/13/26	ARS	24,025	22,920
			$ 64,416
Brazil — 3.7%
Brazil Letras do Tesouro Nacional, 0.00%, 7/1/25	BRL	7,000	$ 1,206,407
			$ 1,206,407
Dominican Republic — 5.0%
Dominican Republic Bonds:
8.00%, 1/15/27(3)	DOP	3,970	$ 63,488
8.00%, 2/12/27(3)	DOP	20,150	320,592
10.75%, 6/1/36(1)	DOP	19,850	342,338
12.00%, 8/8/25(1)	DOP	10,500	178,314
13.00%, 6/10/34(3)	DOP	25,400	512,438
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	$ 14,707
13.00%, 12/5/25(1)	DOP	5,850	99,662
13.00%, 1/30/26(1)	DOP	6,240	106,739
			$ 1,638,278
Egypt — 2.4%
Egypt Government Bonds, 24.458%, 10/1/27	EGP	38,565	$ 776,314
			$ 776,314
Germany — 5.0%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	1,500	$ 1,641,683
			$ 1,641,683
Greece — 0.1%
Hellenic Republic Government International Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	9,881	$ 29,103
			$ 29,103
Iceland — 6.0%
Republic of Iceland:
4.50%, 2/17/42	ISK	184,453	$ 1,128,019
5.00%, 11/15/28	ISK	3,916	28,361
7.00%, 9/17/35	ISK	15,871	125,412
8.00%, 6/12/25	ISK	87,866	682,939
			$ 1,964,731
Indonesia — 4.4%
Indonesia Treasury Bonds:
6.75%, 7/15/35	IDR	7,740,000	$ 462,838
7.50%, 4/15/40	IDR	15,935,000	994,421
			$ 1,457,259
Mexico — 2.5%
Mexican Bonos, 8.00%, 7/31/53	MXN	20,093	$ 839,558
			$ 839,558
New Zealand — 8.7%
New Zealand Government Bonds:
2.50%, 9/20/40(3)(4)	NZD	937	$ 524,795
2.75%, 4/15/37(3)(5)	NZD	270	132,535
4.25%, 5/15/34(5)	NZD	1,329	783,992
4.50%, 5/15/35(5)	NZD	2,290	1,366,264

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
New Zealand (continued)
New Zealand Government Bonds: (continued)
5.00%, 5/15/54	NZD	100	$ 58,093
			$ 2,865,679
Paraguay — 3.3%
Paraguay Government Bonds:
7.90%, 2/9/31(1)	PYG	3,553,000	$ 436,337
7.90%, 2/9/31(3)	PYG	686,000	84,247
8.50%, 3/4/35(1)	PYG	4,462,000	550,750
			$ 1,071,334
Peru — 5.4%
Peru Government Bonds:
5.40%, 8/12/34	PEN	1,870	$ 470,475
6.714%, 2/12/55	PEN	1,820	486,444
7.30%, 8/12/33(1)(3)	PEN	317	92,608
7.60%, 8/12/39(1)(3)	PEN	2,613	742,434
			$ 1,791,961
Philippines — 1.8%
Philippines Government Bonds, 6.25%, 1/14/36	PHP	34,000	$ 595,846
			$ 595,846
Poland — 7.5%
Republic of Poland Government Bonds, 2.00%, 8/25/36(4)	PLN	10,342	$ 2,472,703
			$ 2,472,703
Serbia — 5.6%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	41,590	$ 393,223
7.00%, 10/26/31	RSD	133,340	1,450,189
			$ 1,843,412
Total Sovereign Government Bonds (identified cost $19,862,494)			$20,258,684

U.S. Government Agency Mortgage-Backed Securities — 10.9%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
5.00%, with maturity at 2052	$837	$ 821,825
5.134%, (COF + 1.793%), with maturity at 2035(6)	69	68,161
Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(7)	$2,700	$ 2,694,410
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,567,818)		$ 3,584,396

Short-Term Investments — 35.7%
Affiliated Fund — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(8)	1,747,079	$ 1,747,079
Total Affiliated Fund (identified cost $1,747,079)		$ 1,747,079

U.S. Treasury Obligations — 30.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/1/25	$3,000	$ 3,000,000
0.00%, 5/15/25(9)	500	499,181
0.00%, 5/29/25(9)	3,500	3,488,526
0.00%, 6/12/25	3,000	2,985,206
Total U.S. Treasury Obligations (identified cost $9,972,952)		$ 9,972,913
Total Short-Term Investments (identified cost $11,720,031)		$11,719,992

Total Purchased Options — 0.1% (identified cost $50,508)	$ 35,837
Total Investments — 117.8% (identified cost $38,187,373)	$38,721,037
Total Written Options — (0.1)% (premiums received $52,056)	$ (35,788)
Other Assets, Less Liabilities — (17.7)%	$(5,801,472)
Net Assets — 100.0%	$32,883,777

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $4,377,073 or 13.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $4,129,527 or 12.6% of the Portfolio's net assets.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2025.
(7)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(8)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2025.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	1,000,000	CNH	7.50	1/20/26	$ 6,073
Call USD vs. Put CNH	Goldman Sachs International	USD	550,000	CNH	7.50	2/4/26	3,562
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	7.50	1/19/26	6,041
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	1,100,000	INR	85.50	1/25/29	10,029
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	600,000	INR	85.50	1/25/29	5,470
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	510,000	INR	85.50	1/30/29	4,662
Total							$35,837
Written Currency Options (OTC) — (0.1)%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Deutsche Bank AG	USD	1,000,000	CNH	7.80	1/20/26	$ (2,462)
Call USD vs. Put CNH	Goldman Sachs International	USD	550,000	CNH	7.80	2/4/26	(1,511)
Call USD vs. Put CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	7.80	1/19/26	(2,442)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,490.00	7/23/25	(4,570)
Call USD vs. Put KRW	JPMorgan Chase Bank, N.A.	USD	960,000	KRW	1,500.00	7/31/25	(4,056)
Put USD vs. Call CNH	Deutsche Bank AG	USD	1,000,000	CNH	6.80	1/20/26	(3,975)
Put USD vs. Call CNH	Goldman Sachs International	USD	550,000	CNH	6.85	2/4/26	(3,130)
Put USD vs. Call CNH	JPMorgan Chase Bank, N.A.	USD	1,000,000	CNH	6.85	1/19/26	(5,098)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	1,000,000	KRW	1,350.00	7/23/25	(4,053)
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	960,000	KRW	1,350.00	7/31/25	(4,491)
Total							$(35,788)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
KRW	156,000,000	USD	106,586	5/7/25	$ 3,157
USD	308,820	KRW	444,000,000	5/7/25	(3,526)
USD	379,136	KRW	544,667,000	5/7/25	(4,027)
IDR	3,511,700,000	USD	207,670	5/14/25	3,986
IDR	2,252,000,000	USD	132,408	5/14/25	3,324
IDR	2,251,000,000	USD	132,490	5/14/25	3,182
IDR	1,501,000,000	USD	88,294	5/14/25	2,174
IDR	1,567,200,000	USD	92,367	5/14/25	2,090
IDR	1,326,310,000	USD	78,133	5/14/25	1,806
IDR	625,190,000	USD	36,847	5/14/25	834
CLP	453,216,000	USD	469,688	6/18/25	8,799
CLP	178,000,000	USD	186,390	6/18/25	1,535
CLP	142,600,000	USD	149,321	6/18/25	1,230
CLP	19,000,000	USD	19,911	6/18/25	148
CLP	15,000,000	USD	15,720	6/18/25	117
CLP	4,000,000	USD	4,138	6/18/25	85
CLP	3,784,000	USD	3,914	6/18/25	81
CLP	4,000,000	USD	4,144	6/18/25	79
CLP	4,000,000	USD	4,146	6/18/25	77
CLP	4,000,000	USD	4,146	6/18/25	77
COP	876,750,000	USD	208,017	6/18/25	(1,835)
EUR	9,127,925	USD	9,960,692	6/18/25	407,813
EUR	1,600,749	USD	1,737,370	6/18/25	80,938
EUR	609,715	USD	657,206	6/18/25	35,376
EUR	199,217	USD	216,219	6/18/25	10,073
EUR	117,000	USD	126,113	6/18/25	6,788
IDR	4,876,000,000	USD	289,789	6/18/25	4,316
IDR	3,643,000,000	USD	216,781	6/18/25	2,954
IDR	3,648,000,000	USD	217,143	6/18/25	2,894
IDR	1,587,000,000	USD	94,397	6/18/25	1,326
IDR	1,060,500,000	USD	63,069	6/18/25	897
IDR	1,000,000,000	USD	59,517	6/18/25	800
IDR	1,298,109,000	USD	78,169	6/18/25	129
IDR	649,071,000	USD	39,119	6/18/25	30
IDR	1,298,000,000	USD	78,278	6/18/25	14
IDR	327,000,000	USD	19,774	6/18/25	(50)
IDR	2,929,273,106	USD	176,803	6/18/25	(118)
IDR	2,041,000,000	USD	123,275	6/18/25	(168)
IDR	2,822,203,707	USD	170,436	6/18/25	(209)
IDR	1,036,000,000	USD	62,702	6/18/25	(214)
IDR	1,815,000,000	USD	109,734	6/18/25	(259)
IDR	2,552,000,000	USD	154,343	6/18/25	(414)
INR	30,000,000	USD	341,336	6/18/25	12,087
INR	19,000,000	USD	216,376	6/18/25	7,458

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	18,800,000	USD	214,074	6/18/25	$ 7,404
INR	18,000,000	USD	205,035	6/18/25	7,019
INR	17,000,000	USD	193,622	6/18/25	6,651
INR	20,000,000	USD	229,661	6/18/25	5,954
INR	19,500,000	USD	225,303	6/18/25	4,421
INR	15,000,000	USD	172,831	6/18/25	3,880
INR	16,000,000	USD	185,874	6/18/25	2,618
INR	9,000,000	USD	103,663	6/18/25	2,364
INR	13,000,000	USD	150,952	6/18/25	2,198
INR	13,000,000	USD	150,996	6/18/25	2,154
INR	13,000,000	USD	151,004	6/18/25	2,145
INR	10,000,000	USD	116,144	6/18/25	1,664
INR	10,000,000	USD	116,191	6/18/25	1,616
INR	6,000,000	USD	69,614	6/18/25	1,071
INR	3,300,000	USD	38,305	6/18/25	571
KRW	451,755,000	USD	311,805	6/18/25	6,173
KRW	544,667,000	USD	380,144	6/18/25	3,232
KRW	444,000,000	USD	309,639	6/18/25	2,880
KRW	24,533,000	USD	17,026	6/18/25	242
PEN	1,510,000	USD	410,957	6/18/25	332
PEN	42,279	USD	11,560	6/18/25	(44)
PEN	881,728	USD	241,008	6/18/25	(846)
PEN	953,812	USD	261,254	6/18/25	(1,457)
PHP	16,300,000	USD	285,353	6/18/25	6,574
PHP	15,740,000	USD	275,526	6/18/25	6,371
TWD	21,370,000	USD	652,778	6/18/25	19,215
TWD	10,000,000	USD	305,246	6/18/25	9,211
TWD	9,000,000	USD	275,011	6/18/25	8,000
TWD	6,000,000	USD	183,577	6/18/25	5,097
TWD	6,000,000	USD	183,897	6/18/25	4,777
TWD	6,000,000	USD	184,026	6/18/25	4,647
TWD	1,100,000	USD	33,656	6/18/25	935
USD	35,904	CLP	34,623,000	6/18/25	(650)
USD	165,028	CLP	157,600,000	6/18/25	(1,359)
USD	168,625	CLP	162,377,000	6/18/25	(2,807)
USD	48,000	COP	208,000,000	6/18/25	(915)
USD	53,662	COP	232,750,000	6/18/25	(1,073)
USD	47,795	COP	208,000,000	6/18/25	(1,120)
USD	52,301	COP	228,000,000	6/18/25	(1,317)
USD	26,609	EUR	24,384	6/18/25	(1,089)
USD	28,922	EUR	26,648	6/18/25	(1,347)
USD	53,603	EUR	49,730	6/18/25	(2,885)
USD	1,696,143	EUR	1,554,336	6/18/25	(69,444)
USD	1,776,567	EUR	1,628,037	6/18/25	(72,737)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,234,517	EUR	2,047,700	6/18/25	$ (91,486)
USD	2,272,896	EUR	2,082,870	6/18/25	(93,058)
USD	3,372,438	EUR	3,090,484	6/18/25	(138,075)
USD	343,356	IDR	5,630,000,000	6/18/25	3,771
USD	343,125	IDR	5,630,000,000	6/18/25	3,541
USD	404,635	IDR	6,659,000,000	6/18/25	2,984
USD	184,323	IDR	3,017,000,000	6/18/25	2,347
USD	189,761	IDR	3,112,000,000	6/18/25	2,054
USD	196,408	IDR	3,223,453,106	6/18/25	1,979
USD	342,348	IDR	5,652,000,000	6/18/25	1,436
USD	176,535	IDR	2,905,203,707	6/18/25	1,302
USD	155,171	IDR	2,558,000,000	6/18/25	881
USD	173,639	IDR	2,864,700,000	6/18/25	849
USD	155,044	IDR	2,559,000,000	6/18/25	693
USD	148,346	IDR	2,449,000,000	6/18/25	630
USD	149,308	IDR	2,465,000,000	6/18/25	626
USD	135,511	IDR	2,240,000,000	6/18/25	401
USD	147,779	IDR	2,445,000,000	6/18/25	304
USD	64,693	IDR	1,068,000,000	6/18/25	275
USD	59,105	IDR	977,000,000	6/18/25	175
USD	150,254	IDR	2,490,000,000	6/18/25	64
USD	150,464	IDR	2,497,700,000	6/18/25	(190)
USD	90,473	IDR	1,505,300,000	6/18/25	(323)
USD	188,135	IDR	3,130,000,000	6/18/25	(657)
USD	74,948	IDR	1,263,628,161	6/18/25	(1,270)
USD	70,244	IDR	1,187,614,723	6/18/25	(1,389)
USD	93,696	IDR	1,578,214,056	6/18/25	(1,497)
USD	107,614	IDR	1,819,000,000	6/18/25	(2,103)
USD	114,003	IDR	1,927,000,000	6/18/25	(2,227)
USD	522,604	INR	45,000,000	6/18/25	(7,530)
USD	319,402	KRW	451,755,000	6/18/25	1,424
USD	699,318	KRW	1,013,200,000	6/18/25	(13,845)
USD	749,030	PEN	2,741,000	6/18/25	2,444
USD	300,262	PEN	1,096,000	6/18/25	1,737
USD	448,629	PEN	1,644,000	6/18/25	841
USD	191,015	PEN	699,000	6/18/25	623
USD	76,709	PEN	280,000	6/18/25	444
USD	114,613	PEN	420,000	6/18/25	215
USD	173,695	PEN	638,000	6/18/25	(81)
USD	4,273	PEN	16,000	6/18/25	(85)
USD	130,314	PEN	478,819	6/18/25	(105)
USD	160,120	PEN	589,000	6/18/25	(310)
USD	19,229	PEN	72,000	6/18/25	(382)
USD	511,297	PEN	1,878,683	6/18/25	(413)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	379,686	PEN	1,422,000	6/18/25	$ (7,634)
USD	104,593	PHP	6,000,000	6/18/25	(2,864)
USD	104,593	PHP	6,000,000	6/18/25	(2,864)
USD	157,282	PHP	9,000,000	6/18/25	(3,904)
USD	174,758	PHP	10,000,000	6/18/25	(4,338)
USD	297,555	PHP	17,040,000	6/18/25	(7,625)
USD	340,511	PHP	19,500,000	6/18/25	(8,726)
					$205,239
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	88,301	EUR	77,534	Standard Chartered Bank	5/5/25	$ 466	$ —
TRY	12,429	USD	312	Standard Chartered Bank	5/6/25	10	—
USD	325	TRY	12,429	Standard Chartered Bank	5/6/25	2	—
KRW	494,267,000	USD	337,456	Standard Chartered Bank	5/7/25	10,252	—
KRW	338,400,000	USD	230,915	Standard Chartered Bank	5/7/25	7,144	—
USD	237,157	KRW	338,400,000	Standard Chartered Bank	5/7/25	—	(901)
USD	346,392	KRW	494,267,000	Standard Chartered Bank	5/7/25	—	(1,316)
EUR	113,379	USD	123,039	Citibank, N.A.	5/9/25	5,434	—
EUR	16,834	USD	19,111	Standard Chartered Bank	5/9/25	—	(36)
EUR	77,534	USD	88,323	Standard Chartered Bank	5/9/25	—	(467)
EUR	60,943	USD	67,308	UBS AG	5/9/25	1,749	—
EUR	16,782	USD	19,067	UBS AG	5/9/25	—	(51)
USD	121,370	EUR	107,000	Citibank, N.A.	5/9/25	125	—
TRY	11,305,228	USD	290,192	Standard Chartered Bank	5/12/25	1,059	—
USD	310	TRY	12,429	Standard Chartered Bank	5/12/25	—	(10)
USD	272,048	TRY	11,292,799	Standard Chartered Bank	5/12/25	—	(18,884)
IDR	2,460,800,000	USD	144,641	Standard Chartered Bank	5/14/25	3,676	—
USD	447,866	INR	38,880,000	Standard Chartered Bank	5/15/25	—	(11,777)
RUB	3,076,180	USD	33,874	JPMorgan Chase Bank, N.A.	5/27/25	3,065	—
RUB	783,335	USD	8,468	JPMorgan Chase Bank, N.A.	5/27/25	938	—
RUB	770,633	USD	8,468	JPMorgan Chase Bank, N.A.	5/27/25	785	—
USD	2,415	RUB	212,912	JPMorgan Chase Bank, N.A.	5/27/25	—	(141)
USD	10,834	RUB	950,112	JPMorgan Chase Bank, N.A.	5/27/25	—	(575)
USD	21,667	RUB	1,885,057	JPMorgan Chase Bank, N.A.	5/27/25	—	(969)
USD	17,579	RUB	1,582,067	JPMorgan Chase Bank, N.A.	5/27/25	—	(1,419)
RUB	310,624	USD	3,387	JPMorgan Chase Bank, N.A.	5/28/25	340	—
USD	3,453	RUB	310,624	JPMorgan Chase Bank, N.A.	5/28/25	—	(274)
RUB	798,155	USD	8,468	JPMorgan Chase Bank, N.A.	6/3/25	1,069	—
USD	9,080	RUB	798,155	JPMorgan Chase Bank, N.A.	6/3/25	—	(457)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	480,778	SEK	5,307,000	UBS AG	6/5/25	$ —	$ (4,431)
SEK	5,307,000	EUR	474,623	UBS AG	6/5/25	11,417	—
EUR	134,999	ISK	19,738,219	Bank of America, N.A.	6/11/25	306	—
EUR	38,454	ISK	5,622,336	Bank of America, N.A.	6/11/25	87	—
EUR	134,526	ISK	19,671,782	Citibank, N.A.	6/11/25	284	—
EUR	38,319	ISK	5,603,411	Citibank, N.A.	6/11/25	81	—
ISK	39,410,000	EUR	270,209	Bank of America, N.A.	6/11/25	—	(1,367)
CZK	12,700,000	EUR	507,561	HSBC Bank USA, N.A.	6/16/25	655	—
EUR	504,474	CZK	12,700,000	Barclays Bank PLC	6/16/25	—	(4,162)
RUB	1,619,747	USD	17,702	ICBC Standard Bank plc	6/16/25	1,498	—
RUB	1,609,000	USD	17,697	ICBC Standard Bank plc	6/16/25	1,376	—
RUB	1,608,000	USD	17,700	ICBC Standard Bank plc	6/16/25	1,362	—
USD	15,523	RUB	1,376,903	ICBC Standard Bank plc	6/16/25	—	(799)
USD	39,496	RUB	3,459,844	ICBC Standard Bank plc	6/16/25	—	(1,517)
RUB	1,591,780	USD	17,706	ICBC Standard Bank plc	6/17/25	1,151	—
USD	18,171	RUB	1,591,780	ICBC Standard Bank plc	6/17/25	—	(686)
AUD	1,590,000	USD	950,701	Bank of America, N.A.	6/18/25	68,299	—
AUD	560,000	USD	352,595	BNP Paribas	6/18/25	6,298	—
AUD	420,000	USD	264,446	BNP Paribas	6/18/25	4,723	—
AUD	12,000	USD	7,556	BNP Paribas	6/18/25	135	—
AUD	915,000	USD	577,004	Standard Chartered Bank	6/18/25	9,402	—
AUD	684,932	USD	431,922	Standard Chartered Bank	6/18/25	7,038	—
CAD	208,000	USD	145,056	BNP Paribas	6/18/25	6,186	—
CAD	193,000	USD	134,596	BNP Paribas	6/18/25	5,740	—
CAD	157,000	USD	108,802	BNP Paribas	6/18/25	5,357	—
CAD	175,000	USD	122,040	BNP Paribas	6/18/25	5,207	—
CAD	145,000	USD	100,486	BNP Paribas	6/18/25	4,947	—
CAD	162,000	USD	112,974	BNP Paribas	6/18/25	4,820	—
CAD	130,000	USD	90,678	BNP Paribas	6/18/25	3,848	—
CAD	120,000	USD	83,703	BNP Paribas	6/18/25	3,552	—
CNH	476,200	USD	65,918	Citibank, N.A.	6/18/25	—	(197)
CNH	2,077,500	USD	287,579	Citibank, N.A.	6/18/25	—	(861)
CZK	3,203,409	EUR	127,831	Barclays Bank PLC	6/18/25	375	—
CZK	40,029,618	EUR	1,595,696	Deutsche Bank AG	6/18/25	6,594	—
EUR	1,724,166	CZK	43,233,027	Barclays Bank PLC	6/18/25	—	(6,243)
EUR	751,418	PLN	3,252,422	Barclays Bank PLC	6/18/25	—	(5,887)
EUR	1,270,683	PLN	5,500,000	Barclays Bank PLC	6/18/25	—	(9,956)
EUR	2,182,056	PLN	9,195,565	JPMorgan Chase Bank, N.A.	6/18/25	48,753	—
EUR	57,983	PLN	250,000	UBS AG	6/18/25	—	(197)
GBP	1,135,000	USD	1,440,729	State Street Bank and Trust Company	6/18/25	72,156	—
ILS	3,014,020	USD	804,013	Barclays Bank PLC	6/18/25	25,179	—
JPY	249,000,000	USD	1,692,148	Bank of America, N.A.	6/18/25	58,576	—
JPY	24,000,000	USD	163,099	Bank of America, N.A.	6/18/25	5,646	—
JPY	289,032,397	USD	1,979,575	Goldman Sachs International	6/18/25	52,618	—

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
JPY	28,870,000	USD	197,730	Goldman Sachs International	6/18/25	$ 5,256	$ —
JPY	46,305,092	USD	316,895	Standard Chartered Bank	6/18/25	8,677	—
MXN	8,965,000	USD	435,594	Barclays Bank PLC	6/18/25	18,864	—
MXN	9,871,000	USD	482,713	Goldman Sachs International	6/18/25	17,672	—
MXN	10,000,000	USD	485,367	Standard Chartered Bank	6/18/25	21,557	—
MXN	6,000,000	USD	287,447	Standard Chartered Bank	6/18/25	16,708	—
MXN	4,455,000	USD	216,231	Standard Chartered Bank	6/18/25	9,604	—
MXN	5,022,900	USD	240,238	UBS AG	6/18/25	14,385	—
MYR	943,000	USD	213,377	Barclays Bank PLC	6/18/25	5,544	—
MYR	242,000	USD	54,764	Barclays Bank PLC	6/18/25	1,418	—
MYR	400,000	USD	90,416	Goldman Sachs International	6/18/25	2,446	—
MYR	10,000	USD	2,273	Goldman Sachs International	6/18/25	48	—
MYR	1,940,000	USD	440,859	State Street Bank and Trust Company	6/18/25	9,520	—
MYR	658,000	USD	149,105	State Street Bank and Trust Company	6/18/25	3,653	—
MYR	300,000	USD	68,108	State Street Bank and Trust Company	6/18/25	1,539	—
NOK	5,180,000	EUR	436,247	UBS AG	6/18/25	2,384	—
NOK	2,440,000	EUR	206,734	UBS AG	6/18/25	—	(289)
NZD	95,334	USD	55,525	Goldman Sachs International	6/18/25	1,184	—
NZD	1,129,828	USD	657,769	UBS AG	6/18/25	14,304	—
PLN	3,252,422	EUR	764,215	Barclays Bank PLC	6/18/25	—	(8,649)
PLN	1,637,451	EUR	389,111	Goldman Sachs International	6/18/25	—	(9,309)
PLN	3,862,549	EUR	916,561	JPMorgan Chase Bank, N.A.	6/18/25	—	(20,479)
SEK	2,050,000	EUR	187,732	JPMorgan Chase Bank, N.A.	6/18/25	—	(585)
SEK	5,040,000	EUR	453,918	UBS AG	6/18/25	7,226	—
SGD	744,000	USD	555,349	Barclays Bank PLC	6/18/25	15,688	—
SGD	1,000,000	USD	751,742	BNP Paribas	6/18/25	15,780	—
SGD	846,000	USD	635,955	Standard Chartered Bank	6/18/25	13,369	—
SGD	190,000	USD	141,435	Standard Chartered Bank	6/18/25	4,394	—
USD	29,510	AUD	46,403	UBS AG	6/18/25	—	(229)
USD	681,087	AUD	1,070,529	UBS AG	6/18/25	—	(4,994)
USD	223,287	CAD	309,000	Citibank, N.A.	6/18/25	—	(1,395)
USD	468,796	CAD	670,000	Citibank, N.A.	6/18/25	—	(18,378)
USD	224,986	CAD	311,000	Standard Chartered Bank	6/18/25	—	(1,150)
USD	505,133	CNH	3,695,000	Standard Chartered Bank	6/18/25	—	(4,818)
USD	796,298	ILS	3,014,020	Barclays Bank PLC	6/18/25	—	(32,894)
USD	372,792	JPY	52,870,000	Standard Chartered Bank	6/18/25	1,061	—
USD	197,028	MXN	4,000,000	Standard Chartered Bank	6/18/25	—	(5,742)
USD	228,930	MXN	4,644,700	Standard Chartered Bank	6/18/25	—	(6,522)
USD	495,127	MXN	10,171,000	Standard Chartered Bank	6/18/25	—	(20,466)
USD	486,287	MXN	10,000,000	Standard Chartered Bank	6/18/25	—	(20,638)
USD	621,018	MXN	12,687,389	Standard Chartered Bank	6/18/25	—	(22,138)
USD	222,891	MYR	1,000,000	Credit Agricole Corporate and Investment Bank	6/18/25	—	(9,263)
USD	121,346	MYR	543,000	Goldman Sachs International	6/18/25	—	(4,714)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	223,924	MYR	1,000,000	Goldman Sachs International	6/18/25	$ —	$ (8,230)
USD	205,060	MYR	920,000	Goldman Sachs International	6/18/25	—	(8,522)
USD	268,589	MYR	1,200,000	Goldman Sachs International	6/18/25	—	(9,996)
USD	440,778	MYR	1,950,000	Goldman Sachs International	6/18/25	—	(11,923)
USD	223,964	MYR	1,000,000	State Street Bank and Trust Company	6/18/25	—	(8,190)
USD	223,439	MYR	1,000,000	State Street Bank and Trust Company	6/18/25	—	(8,716)
USD	223,414	MYR	1,000,000	State Street Bank and Trust Company	6/18/25	—	(8,740)
USD	283,008	MYR	1,270,000	State Street Bank and Trust Company	6/18/25	—	(11,827)
USD	5,594	NZD	9,746	Australia and New Zealand Banking Group Limited	6/18/25	—	(203)
USD	321,012	NZD	559,242	Australia and New Zealand Banking Group Limited	6/18/25	—	(11,650)
USD	2,460	NZD	4,281	Bank of America, N.A.	6/18/25	—	(86)
USD	7,085	NZD	12,309	HSBC Bank USA, N.A.	6/18/25	—	(237)
USD	14,751	NZD	25,626	HSBC Bank USA, N.A.	6/18/25	—	(492)
USD	705,238	NZD	1,225,162	HSBC Bank USA, N.A.	6/18/25	—	(23,544)
USD	62,884	NZD	112,460	Standard Chartered Bank	6/18/25	—	(4,012)
USD	129,161	NZD	225,031	Standard Chartered Bank	6/18/25	—	(4,697)
USD	956,578	NZD	1,720,000	UBS AG	6/18/25	—	(66,556)
USD	561,575	SGD	736,000	Citibank, N.A.	6/18/25	—	(3,321)
USD	38,149	SGD	50,000	JPMorgan Chase Bank, N.A.	6/18/25	—	(227)
USD	45,753	SGD	60,000	Standard Chartered Bank	6/18/25	—	(299)
USD	1,301,421	ZAR	25,414,576	Barclays Bank PLC	6/18/25	—	(60,169)
USD	1,929,178	ZAR	35,778,641	HSBC Bank USA, N.A.	6/18/25	12,331	—
USD	1,875,416	ZAR	34,781,575	HSBC Bank USA, N.A.	6/18/25	11,987	—
ZAR	12,098,407	USD	620,140	Bank of America, N.A.	6/18/25	28,034	—
ZAR	38,412,693	USD	1,982,898	Barclays Bank PLC	6/18/25	75,069	—
ZAR	1,767,746	USD	93,259	Barclays Bank PLC	6/18/25	1,448	—
ZAR	1,600,000	USD	85,736	Barclays Bank PLC	6/18/25	—	(15)
ZAR	9,177,350	USD	488,070	BNP Paribas	6/18/25	3,609	—
ZAR	833,685	USD	42,702	Citibank, N.A.	6/18/25	1,963	—
ZAR	4,419,804	USD	230,972	Goldman Sachs International	6/18/25	5,820	—
ZAR	15,595,908	USD	825,416	HSBC Bank USA, N.A.	6/18/25	10,137	—
ZAR	12,069,200	USD	618,719	Standard Chartered Bank	6/18/25	27,890	—
TRY	2,217,859	USD	53,572	Standard Chartered Bank	6/23/25	899	—
USD	52,806	TRY	2,217,859	Standard Chartered Bank	6/23/25	—	(1,665)
TRY	1,695,323	USD	40,230	Standard Chartered Bank	6/24/25	1,363	—
USD	39,748	TRY	1,695,323	Standard Chartered Bank	6/24/25	—	(1,844)
USD	1,190,800	BRL	7,000,000	Citibank, N.A.	7/1/25	—	(26,329)
EGP	64,995,528	USD	1,233,546	Bank of America, N.A.	7/2/25	11,268	—
USD	208,788	EGP	11,021,917	Citibank, N.A.	7/7/25	—	(1,835)
USD	870,809	EGP	45,970,000	Citibank, N.A.	7/7/25	—	(7,655)
EGP	4,221,720	USD	77,892	Standard Chartered Bank	7/10/25	2,668	—
USD	73,167	EGP	4,221,720	Standard Chartered Bank	7/10/25	—	(7,393)
MXN	14,360,500	USD	700,000	JPMorgan Chase Bank, N.A.	7/22/25	24,807	—

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	8,860,000	USD	414,537	Standard Chartered Bank	7/22/25	$ 32,647	$ —
USD	438,020	MXN	9,000,000	Citibank, N.A.	7/22/25	—	(16,230)
USD	415,485	MXN	8,860,000	JPMorgan Chase Bank, N.A.	7/22/25	—	(31,700)
USD	260,738	MXN	5,360,500	Standard Chartered Bank	7/22/25	—	(9,819)
TRY	2,559,664	USD	56,775	Standard Chartered Bank	9/22/25	—	(61)
USD	56,071	TRY	2,559,664	Standard Chartered Bank	9/22/25	—	(642)
TRY	5,676,876	USD	123,680	Standard Chartered Bank	9/26/25	1,573	—
USD	63,596	TRY	2,887,347	Standard Chartered Bank	9/26/25	—	(109)
USD	61,425	TRY	2,789,529	Standard Chartered Bank	9/26/25	—	(122)
MXN	2,142,400	USD	100,484	Bank of America, N.A.	10/24/25	6,406	—
MXN	3,154,000	USD	152,588	UBS AG	10/24/25	4,773	—
USD	152,590	MXN	3,153,800	Standard Chartered Bank	10/24/25	—	(4,762)
USD	100,464	MXN	2,142,400	UBS AG	10/24/25	—	(6,426)
HKD	585,000	USD	75,631	Citibank, N.A.	12/9/25	22	—
HKD	1,130,000	USD	145,936	JPMorgan Chase Bank, N.A.	12/9/25	196	—
USD	50,363	HKD	390,000	Bank of America, N.A.	12/9/25	—	(72)
USD	1,123,611	HKD	8,700,000	JPMorgan Chase Bank, N.A.	12/9/25	—	(1,478)
TRY	2,749,538	USD	53,680	Standard Chartered Bank	3/23/26	—	(2,713)
USD	51,853	TRY	2,749,538	Standard Chartered Bank	3/23/26	886	—
TRY	6,592,102	USD	123,680	Standard Chartered Bank	3/26/26	—	(1,825)
USD	23,053	TRY	1,235,654	Standard Chartered Bank	3/26/26	212	—
USD	98,943	TRY	5,356,448	Standard Chartered Bank	3/26/26	—	(72)
USD	645,690	KWD	195,000	Standard Chartered Bank	3/3/27	2,362	—
						$940,431	$(640,636)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
5/8/25	COP	1,088,000	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	$257,480	$(3,495)
5/8/25	COP	657,860	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	157,739	(2,053)
5/8/25	COP	328,930	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	79,065	(1,223)
5/8/25	COP	101,210	Republic of Colombia, 11.50%, 7/25/46	Goldman Sachs International	24,275	(324)
						$(7,095)
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	6	Long	6/6/25	$ 895,722	$ 1,903
U.S. 5-Year Treasury Note	50	Long	6/30/25	5,459,766	75,184
U.S. Ultra-Long Treasury Bond	5	Long	6/18/25	605,156	14,782
Euro-Bobl	(1)	Short	6/6/25	(135,523)	(985)
U.S. 10-Year Treasury Note	(6)	Short	6/18/25	(673,313)	(10,140)
					$80,744
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.60% (pays upon termination)	11/8/29	$ (362)	$ —	$(362)
USD	620	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.61% (pays upon termination)	11/8/29	(695)	—	(695)
USD	600	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	11/8/29	(773)	—	(773)
							$(1,830)	$ —	$(1,830)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	500	Pays	6-month AUD Bank Bill (pays semi-annually)	4.48% (pays semi-annually)	6/21/25	$ (159)	$ —	$ (159)
BRL	1,500	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.52% (pays upon termination)	1/2/29	644	—	644
CNY	4,020	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	1,960	—	1,960
CNY	7,010	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	3,532	—	3,532

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	2,990	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ 1,604	$ —	$ 1,604
CNY	5,840	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	3,208	—	3,208
CNY	3,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	1,667	—	1,667
CNY	3,950	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	2,375	—	2,375
CNY	2,980	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	1,889	—	1,889
CNY	4,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	2,660	—	2,660
CNY	2,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	1,932	—	1,932
CNY	4,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	3,328	—	3,328
CNY	6,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	3/19/30	6,593	—	6,593
COP	590,000	Receives	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/17/25	917	(254)	663
COP	590,000	Pays	Colombia Overnight Interbank Reference Rate (pays upon termination)	8.45% (pays upon termination)	7/21/25	(902)	—	(902)
COP	1,658,630	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.24% (pays quarterly)	6/18/30	(1,211)	—	(1,211)
EUR	309	Pays	6-month EURIBOR (pays semi-annually)	3.14% (pays annually)	9/20/28	18,211	—	18,211
EUR	2,065	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	9/20/28	127,579	—	127,579
EUR	386	Pays	6-month EURIBOR (pays semi-annually)	2.96% (pays annually)	9/20/43	31,124	—	31,124
GBP	670	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	7,590	—	7,590
GBP	425	Pays	1-day Sterling Overnight Index Average (pays annually)	3.78% (pays annually)	12/18/29	2,885	—	2,885
GBP	850	Pays	1-day Sterling Overnight Index Average (pays annually)	4.20% (pays annually)	6/21/33	25,260	—	25,260
HUF	130,700	Pays	6-month HUF BUBOR (pays semi-annually)	6.15% (pays annually)	6/18/30	4,192	—	4,192

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ILS	2,150	Pays	3-month ILS TELBOR (pays quarterly)	3.88% (pays annually)	6/18/30	$ 790	$ —	$ 790
INR	49,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.94% (pays semi-annually)	3/19/30	7,870	—	7,870
INR	81,880	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	3/19/30	16,296	—	16,296
INR	25,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.15% (pays semi-annually)	3/19/30	6,813	—	6,813
INR	14,280	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.16% (pays semi-annually)	3/19/30	3,881	—	3,881
INR	16,400	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,557	—	4,557
INR	14,642	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,076	—	4,076
INR	30,360	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	8,482	—	8,482
INR	14,760	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,154	—	4,154
INR	14,821	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.17% (pays semi-annually)	3/19/30	4,167	—	4,167
INR	11,068	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.18% (pays semi-annually)	3/19/30	3,148	—	3,148
INR	15,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	4,839	—	4,839
INR	17,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.26% (pays semi-annually)	3/19/30	5,506	—	5,506
INR	22,752	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	1,186	—	1,186
INR	30,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	1,567	—	1,567
INR	9,100	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.70% (pays semi-annually)	6/18/30	493	—	493
JPY	94,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	0.99% (pays annually)	3/19/30	7,122	—	7,122
JPY	100,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.25% (pays annually)	3/19/35	13,964	—	13,964
JPY	120,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.25% (pays annually)	3/19/35	16,764	—	16,764
JPY	100,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.65% (pays annually)	12/18/54	(41,666)	—	(41,666)
JPY	26,000	Pays	1-day Overnight Tokyo Average Rate (pays annually)	1.90% (pays annually)	3/19/55	(751)	—	(751)
KRW	151,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.57% (pays quarterly)	3/19/30	1,485	—	1,485
KRW	327,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	3,560	—	3,560

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	667,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.60% (pays quarterly)	3/19/30	$ 7,365	$ —	$ 7,365
KRW	267,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.61% (pays quarterly)	3/19/30	3,040	—	3,040
KRW	255,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.71% (pays quarterly)	3/19/30	3,783	—	3,783
KRW	335,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.72% (pays quarterly)	3/19/30	5,057	—	5,057
KRW	673,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.73% (pays quarterly)	3/19/30	10,333	—	10,333
KRW	941,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	8,410	—	8,410
KRW	337,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.51% (pays quarterly)	6/18/30	3,085	—	3,085
KRW	95,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.63% (pays quarterly)	3/19/35	(1,481)	—	(1,481)
KRW	172,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(3,250)	—	(3,250)
KRW	353,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.69% (pays quarterly)	3/19/35	(6,879)	—	(6,879)
KRW	141,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.70% (pays quarterly)	3/19/35	(2,839)	—	(2,839)
KRW	134,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(3,499)	—	(3,499)
KRW	178,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.79% (pays quarterly)	3/19/35	(4,653)	—	(4,653)
KRW	357,000	Receives	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.81% (pays quarterly)	3/19/35	(9,623)	—	(9,623)
MXN	10,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.42% (pays monthly)	3/13/30	15,432	—	15,432
NZD	540	Receives	3-month NZD Bank Bill (pays quarterly)	3.95% (pays semi-annually)	6/18/35	(145)	—	(145)
NZD	315	Receives	3-month NZD Bank Bill (pays quarterly)	4.03% (pays semi-annually)	6/18/35	(1,412)	—	(1,412)
NZD	300	Receives	3-month NZD Bank Bill (pays quarterly)	4.11% (pays semi-annually)	6/18/35	(2,520)	—	(2,520)
NZD	600	Receives	3-month NZD Bank Bill (pays quarterly)	4.18% (pays semi-annually)	6/18/35	(7,115)	—	(7,115)
NZD	1,200	Receives	3-month NZD Bank Bill (pays quarterly)	4.20% (pays semi-annually)	6/18/35	(15,717)	—	(15,717)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
NZD	900	Receives	3-month NZD Bank Bill (pays quarterly)	4.25% (pays semi-annually)	6/18/35	$(13,841)	$ —	$(13,841)
PLN	560	Receives	6-month PLN WIBOR (pays semi-annually)	4.27% (pays annually)	6/18/35	101	—	101
PLN	2,190	Receives	6-month PLN WIBOR (pays semi-annually)	4.31% (pays annually)	6/18/35	(1,689)	—	(1,689)
PLN	2,900	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	(3,808)	—	(3,808)
SGD	650	Pays	SORA (pays semi-annually)	1.96% (pays semi-annually)	6/18/30	1,757	—	1,757
THB	5,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.96% (pays quarterly)	3/19/30	4,418	—	4,418
THB	7,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	5,680	—	5,680
THB	15,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.97% (pays quarterly)	3/19/30	12,343	—	12,343
THB	3,250	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(193)	—	(193)
THB	7,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(424)	—	(424)
THB	12,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	(557)	—	(557)
THB	8,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(175)	—	(175)
THB	6,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(19)	—	(19)
THB	8,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(18)	—	(18)
THB	7,650	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(1)	—	(1)
THB	9,200	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	16	—	16
THB	12,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	85	—	85
THB	24,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	281	—	281
TWD	22,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.90% (pays quarterly)	9/18/29	(11,625)	—	(11,625)
TWD	8,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.62% (pays quarterly)	12/18/29	(987)	—	(987)

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
TWD	11,463	Receives	3-month TWD TAIBOR (pays quarterly)	1.63% (pays quarterly)	12/18/29	$ (1,552)	$ —	$ (1,552)
TWD	5,800	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(3,312)	—	(3,312)
TWD	6,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(4,000)	—	(4,000)
TWD	6,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.91% (pays quarterly)	3/19/30	(3,672)	—	(3,672)
TWD	5,700	Receives	3-month TWD TAIBOR (pays quarterly)	1.78% (pays quarterly)	6/18/30	(2,034)	—	(2,034)
TWD	3,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(1,164)	—	(1,164)
TWD	4,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.79% (pays quarterly)	6/18/30	(1,561)	—	(1,561)
USD	850	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	14,591	—	14,591
USD	1,050	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	18,064	—	18,064
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(35,964)	—	(35,964)
USD	1,265	Pays	SOFR (pays annually)	3.80% (pays annually)	11/28/33	13,659	—	13,659
ZAR	11,260	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	6/18/30	4,637	—	4,637
Total						$311,589	$(254)	$311,335
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	1,537	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	$3,258
BNP Paribas	MYR	1,263	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	2,711
BNP Paribas	MYR	1,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	3,164
Total							$9,133

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	571	Return on PEN 2,115,000 Government of Peru, 6.90%, 8/12/37 (pays upon termination)	SOFR + 0.65% on Notional Amount (pays upon termination)	5/12/25	$4,238
						$4,238
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month PLN WIBOR + 0.59% on PLN 4,411,843 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	6/5/26/ 6/5/29	$7,059
JPMorgan Chase Bank, N.A.	3-month PLN WIBOR + 0.62% on PLN 8,421,053 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount*	3-month EURIBOR on EUR equivalent of Notional Amount (pays quarterly) plus Notional Amount*	5/31/26/ 5/31/29	15,403
				$22,462
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered. For non-deliverable currency swaps, the net of the USD amount and USD equivalent of the Notional Amount will be paid or received by the Portfolio.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SORA	– Singapore Overnight Rate Average
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ARS	– Argentine Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi

COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Portfolio of Investments (Unaudited) — continued

HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
KWD	– Kuwaiti Dinar
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
PEN	– Peruvian Sol

PHP	– Philippine Peso
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RSD	– Serbian Dinar
RUB	– Russian Ruble
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $36,440,294)	$36,973,958
Affiliated investments, at value (identified cost $1,747,079)	1,747,079
Deposits for derivatives collateral:
Centrally cleared derivatives	805,776
Foreign currency, at value (identified cost $451,053)	452,260
Interest receivable	478,371
Dividends receivable from affiliated investments	10,106
Receivable for investments sold	55,664
Receivable for premiums on written options	7,680
Receivable for variation margin on open futures contracts	329
Receivable for variation margin on open centrally cleared derivatives	16,234
Receivable for open forward foreign currency exchange contracts	940,431
Receivable for open swap contracts	35,833
Receivable from affiliates	103,916
Trustees' deferred compensation plan	42,306
Total assets	$41,669,943
Liabilities
Payable for reverse repurchase agreements, including accrued interest of $4,490	$2,249,467
Written options outstanding, at value (premiums received $52,056)	35,788
Payable for investments purchased	2,987,847
Payable for when-issued securities/forward purchase commitments	2,669,196
Payable for open forward foreign currency exchange contracts	640,636
Payable for open non-deliverable bond forward contracts	7,095
Due to custodian	620
Payable to affiliates:
Investment adviser fee	12,824
Trustees' fees	198
Trustees' deferred compensation plan	42,306
Accrued foreign capital gains taxes	346
Accrued expenses	139,843
Total liabilities	$8,786,166
Net Assets applicable to investors' interest in Portfolio	$32,883,777

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income from affiliated investments	$37,925
Interest income (net of foreign taxes withheld of $17,610)	1,193,852
Total investment income	$1,231,777
Expenses
Investment adviser fee	$76,293
Trustees’ fees and expenses	1,152
Custodian fee	191,282
Legal and accounting services	43,204
Interest expense and fees	38,668
Miscellaneous	459
Total expenses	$351,058
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$206,800
Total expense reductions	$206,800
Net expenses	$144,258
Net investment income	$1,087,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(572,564)
Written options	10,012
Futures contracts	42,112
Swap contracts	5,485
Foreign currency transactions	224,616
Forward foreign currency exchange contracts	(593,597)
Non-deliverable bond forward contracts	(8,940)
Net realized loss	$(892,876)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $346)	$791,839
Written options	16,490
Futures contracts	197,186
Swap contracts	250,876
Foreign currency	(84,086)
Forward foreign currency exchange contracts	679,651
Non-deliverable bond forward contracts	(7,095)
Net change in unrealized appreciation (depreciation)	$1,844,861
Net realized and unrealized gain	$951,985
Net increase in net assets from operations	$2,039,504

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,087,519	$1,918,919
Net realized loss	(892,876)	(1,605,098)
Net change in unrealized appreciation (depreciation)	1,844,861	3,063,047
Net increase in net assets from operations	$2,039,504	$3,376,868
Capital transactions:
Contributions	$4,262,404	$3,549,095
Withdrawals	(4,713,588)	(11,658,791)
Net decrease in net assets from capital transactions	$(451,184)	$(8,109,696)
Net increase (decrease) in net assets	$1,588,320	$(4,732,828)
Net Assets
At beginning of period	$31,295,457	$36,028,285
At end of period	$32,883,777	$31,295,457

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses(2)	2.30%(3)	1.80%	1.28%	1.12%	0.90%	0.87%
Net expenses(2)	0.94%(3)(4)	1.00%(4)	0.72%(4)	0.72%(4)	0.71%	0.71%
Net investment income	7.12%(3)	5.62%	4.66%	3.13%	1.86%	2.48%
Portfolio Turnover(5)	102%(6)	227%	230%	159%	102%	88%
Total Return	6.88%(6)	9.35%	6.86%	(18.54)%	(0.08)%	6.04%
Net assets, end of period (000’s omitted)	$32,884	$31,295	$36,028	$28,555	$58,102	$57,167
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes interest expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.25%, 0.31%, 0.03% and 0.02% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively, and 0.01% of average daily net assets for each of the years ended October 31, 2021 and 2020.
(3)	Annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022, respectively).
(5)	Includes the effect of To Be Announced (TBA) transactions.
(6)	Not annualized.

See Notes to Financial Statements.

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2025, Eaton Vance Global Sovereign Opportunities Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

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April 30, 2025
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of April 30, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts —The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Inflation Swaps—Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
N  Cross-Currency Swaps —Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
O  Total Return Swaps—In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
P  Swaptions—A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Q  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
R  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
S  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
T  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
U  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2025, the Portfolio’s investment adviser fee amounted to $76,293 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $205,513 of the Portfolio’s operating expenses for the six months ended April 30, 2025.

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Notes to Financial Statements (Unaudited) — continued

The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $1,287 relating to the Portfolio’s investment in the Liquidity Fund.
Pursuant to an investment sub-advisory agreement effective December 31, 2024, BMR has delegated a portion of the investment management of the Portfolio to Morgan Stanley Investment Management Limited (MSIM Ltd.), a wholly-owned subsidiary of Morgan Stanley. BMR pays MSIM Ltd. a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, TBA transactions and securities sold short, for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$10,411,390	$14,019,265
U.S. Government and Agency Securities	18,714,586	18,774,456
	$29,125,976	$32,793,721
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts and reverse repurchase agreements, of the Portfolio at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$36,083,810
Gross unrealized appreciation	$1,878,745
Gross unrealized depreciation	(598,262)
Net unrealized appreciation	$1,280,483
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

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Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $683,519. At April 30, 2025, there were no assets pledged by the Fund for such liability.
The OTC derivatives in which the Portfolio invests (except for written options and swaptions as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/ or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/ or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$35,837	$ —	$35,837
Not applicable	768,130*	593,876*	1,362,006
Receivable for open forward foreign currency exchange contracts	940,431	—	940,431
Receivable for open swap contracts	—	35,833	35,833
Total Asset Derivatives	$1,744,398	$629,709	$2,374,107
Derivatives not subject to master netting or similar agreements	$768,130	$593,876	$1,362,006
Total Asset Derivatives subject to master netting or similar agreements	$976,268	$35,833	$1,012,101
Written options, at value	$(35,788)	$ —	$(35,788)
Not applicable	(562,891)*	(203,373)*	(766,264)
Payable for open forward foreign currency exchange contracts	(640,636)	—	(640,636)
Payable for open non-deliverable bond forward contracts	—	(7,095)	(7,095)
Total Liability Derivatives	$(1,239,315)	$(210,468)	$(1,449,783)
Derivatives not subject to master netting or similar agreements	$(562,891)	$(203,373)	$(766,264)
Total Liability Derivatives subject to master netting or similar agreements	$(676,424)	$(7,095)	$(683,519)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Bank of America, N.A.	$193,177	$(1,525)	$(149,717)	$ —	$41,935
Barclays Bank PLC	143,585	(127,975)	—	—	15,610
BNP Paribas	76,077	—	—	—	76,077
Citibank, N.A.	7,909	(7,909)	—	—	—
Deutsche Bank AG	12,667	(6,437)	—	—	6,230
Goldman Sachs International	88,606	(64,430)	—	—	24,176
HSBC Bank USA, N.A.	35,110	(24,273)	—	—	10,837
ICBC Standard Bank plc	5,387	(3,002)	—	—	2,385
JPMorgan Chase Bank, N.A.	121,558	(83,014)	(38,544)	—	—
Standard Chartered Bank	184,919	(154,900)	—	—	30,019
State Street Bank and Trust Company	86,868	(37,473)	—	—	49,395
UBS AG	56,238	(56,238)	—	—	—
	$1,012,101	$(567,176)	$(188,261)	$—	$256,664

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Australia and New Zealand Banking Group Limited	$(11,853)	$ —	$ —	$ —	$(11,853)
Bank of America, N.A.	(1,525)	1,525	—	—	—
Barclays Bank PLC	(127,975)	127,975	—	—	—
Citibank, N.A.	(76,201)	7,909	—	—	(68,292)
Credit Agricole Corporate and Investment Bank	(9,263)	—	—	—	(9,263)
Deutsche Bank AG	(6,437)	6,437	—	—	—
Goldman Sachs International	(64,430)	64,430	—	—	—
HSBC Bank USA, N.A.	(24,273)	24,273	—	—	—
ICBC Standard Bank plc	(3,002)	3,002	—	—	—
JPMorgan Chase Bank, N.A.	(83,014)	83,014	—	—	—
Standard Chartered Bank	(154,900)	154,900	—	—	—
State Street Bank and Trust Company	(37,473)	37,473	—	—	—
UBS AG	(83,173)	56,238	—	—	(26,935)
	$(683,519)	$567,176	$ —	$ —	$(116,343)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
Information with respect to reverse repurchase agreements at April 30, 2025 is included at Note 7.

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2025 was as follows:
Statement of Operations Caption	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$(8,190)	$(8,867)	$(17,057)
Written options	10,012	—	10,012
Futures contracts	—	42,112	42,112
Swap contracts	—	5,485	5,485
Forward foreign currency exchange contracts	(593,597)	—	(593,597)
Non-deliverable bond forward contracts	—	(8,940)	(8,940)
Total	$(591,775)	$29,790	$(561,985)
Change in unrealized appreciation (depreciation):
Investments	$290	$8,867	$9,157
Written options	16,490	—	16,490
Futures contracts	—	197,186	197,186
Swap contracts	—	250,876	250,876
Forward foreign currency exchange contracts	679,651	—	679,651
Non-deliverable bond forward contracts	—	(7,095)	(7,095)
Total	$696,431	$449,834	$1,146,265
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$15,184,000	$3,586,000	$99,152,000	$73,566,000	$650,000	$80,365,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended April 30, 2025, which are indicative of the volume of these derivative types, were approximately $4,369,000 and $3,953,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2025.

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of April 30, 2025 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)		Principal Amount	Value Including Accrued Interest
JPMorgan Chase Bank, N.A.	4/9/25	On Demand(1)	3.65%	NZD	3,779,422	$2,249,467
Total						$2,249,467
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At April 30, 2025, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the six months ended April 30, 2025, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $1,595,000 and 4.41%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2025. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2025.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2025.
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount(b)
JPMorgan Chase Bank, N.A.	$(2,249,467)	$ —	$2,249,467	$ —	$ —
	$(2,249,467)	$ —	$2,249,467	$ —	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
8  Affiliated Investments
At April 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $1,747,079, which represents 5.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,107,669	$18,050,007	$(17,410,597)	$ —	$ —	$1,747,079	$37,925	1,747,079

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 2,862,923	$ —	$ 2,862,923
Foreign Corporate Bonds	—	259,205	—	259,205
Sovereign Government Bonds	—	20,258,684	—	20,258,684
U.S. Government Agency Mortgage-Backed Securities	—	3,584,396	—	3,584,396
Short-Term Investments:
Affiliated Fund	1,747,079	—	—	1,747,079
U.S. Treasury Obligations	—	9,972,913	—	9,972,913
Purchased Currency Options	—	35,837	—	35,837
Total Investments	$1,747,079	$36,973,958	$ —	$38,721,037
Forward Foreign Currency Exchange Contracts	$ —	$ 1,708,561	$ —	$ 1,708,561
Futures Contracts	91,869	—	—	91,869
Swap Contracts	—	537,840	—	537,840
Total	$1,838,948	$39,220,359	$ —	$41,059,307
Liability Description
Written Currency Options	$ —	$ (35,788)	$ —	$ (35,788)
Forward Foreign Currency Exchange Contracts	—	(1,203,527)	—	(1,203,527)
Non-Deliverable Bond Forward Contracts	—	(7,095)	—	(7,095)
Futures Contracts	(11,125)	—	—	(11,125)
Swap Contracts	—	(192,248)	—	(192,248)
Total	$ (11,125)	$(1,438,658)	$ —	$(1,449,783)
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

International Income Portfolio
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

EAIIX-NCSR    4.30.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2025